Significant accounting policies (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Summary of subsidiaries

	Country of
	Incorporation	Holding	Functional Currency
Cannahealth Ltd. (“Cannahealth”)	Malta	100%	EUR
Bophelo Holdings Ltd. (“Bophelo H”)	United Kingdom	100%	GBP
Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”)	Lesotho	100%	LSL
Canmart Ltd. (“Canmart”)	United Kingdom	100%	GBP
Holigen Holdings Limited (“Holigen”)	Portugal	100%	EUR
RPK Biopharma Unipessoal Lda. (“RPK”)	Portugal	100%	EUR
1371011 BC Ltd. (“1371011”)	Canada	100%	CAD

Country of
	Incorporation	Holding	Functional Currency
Cannahealth Ltd. (“Cannahealth”)	Malta	100% owned	EUR
Bophelo Holdings Ltd. (“Bophelo H”)	United Kingdom	100% owned	GBP
Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”)	Lesotho	100% owned	LSL
Canmart Ltd. (“Canmart”)	United Kingdom	100% owned	GBP

Schedule of estimated useful lives of property and equipment for the current and comparative periods

Plant and equipment	10 years
Leasehold improvements	20 years
Motor Vehicles	4 years
Computers	3 years
Furniture and fixtures	6 years

Plant and equipment	10 years
Leasehold improvements	20 years
Motor Vehicles	4 years
Computers	3 years
Furniture and fixtures	6 years